Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 10,534,000	$ 5,623,000	$ 3,763,000
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	7,690,000	13,337,000	13,344,000
Depreciation of premises and equipment	1,915,000	2,062,000	2,278,000
Net amortization and accretion of security premiums/discounts	4,096,000	3,783,000	2,161,000
(Gain)/Loss on trading account securities	(4,000)	11,000	(3,000)
(Gain)/Loss on securities transactions	(44,000)	37,000	(4,000)
Amortization of intangibles	483,000	698,000	796,000
Stock option and restricted stock grant compensation expense	96,000	118,000	115,000
Gain on sale of mortgage loans	(6,523,000)	(3,683,000)	(5,907,000)
Proceeds from sales of mortgage loans	200,957,000	115,100,000	186,040,000
Loans originated for sale	(197,006,000)	(110,411,000)	(180,910,000)
Deferred federal income tax expense/(benefit)	(27,000)	(1,299,000)	499,000
Decrease in accrued interest receivable and other assets	(860,000)	4,513,000	6,042,000
Increase/(decrease) in accrued interest payable and other liabilities	1,886,000	(1,007,000)	(2,595,000)
NET CASH FROM OPERATING ACTIVITIES	23,193,000	28,882,000	25,619,000
INVESTING ACTIVITIES
Proceeds from sales of securities available for sale	2,780,000	2,190,000	7,420,000
Proceeds from maturities of CDs	1,505,000	0	0
Proceeds from maturities and calls of securities available for sale	136,526,000	128,048,000	112,836,000
Purchase of securities available for sale	(153,775,000)	(210,398,000)	(229,458,000)
Redemption of Federal Home Loan Bank stock	0	937,000	881,000
Net decrease in portfolio loans	8,632,000	28,015,000	69,346,000
Proceeds from sale of other real estate owned	5,873,000	6,850,000	6,645,000
Net purchases of premises and equipment	(1,184,000)	(1,718,000)	(2,272,000)
NET CASH FROM/(USED IN) INVESTING ACTIVITIES	357,000	(46,076,000)	(34,602,000)
FINANCING ACTIVITIES
Net increase in deposits	20,859,000	36,759,000	34,720,000
Net increase/(decrease) in securities sold under agreements to repurchase and overnight borrowings	(3,999,000)	5,456,000	1,919,000
Repayment of Federal Home Loan Bank borrowings	(7,964,000)	(24,201,000)	(68,605,000)
Proceeds from Federal Home Loan Bank borrowings	11,000,000	3,000,000	9,000,000
Repurchase of preferred stock	(15,056,000)	0	0
Repurchase of stock warrants	(1,947,000)	0	0
Cash proceeds from issuance of common stock	903,000	421,000	392,000
Cash dividends on preferred stock	(1,247,000)	(1,650,000)	(1,650,000)
Cash dividends on common stock	(2,314,000)	(313,000)	(620,000)
NET CASH FROM/(USED IN) FINANCING ACTIVITIES	235,000	19,472,000	(24,844,000)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	23,785,000	2,278,000	(33,827,000)
Cash and cash equivalents at beginning of year	75,816,000	73,538,000	107,365,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	99,601,000	75,816,000	73,538,000
Cash paid during the year for:
Interest	8,677,000	13,539,000	21,597,000
Income taxes	4,800,000	1,975,000	855,000
Non cash transfer of loans to other real estate owned	$ 4,214,000	$ 5,948,000	$ 10,167,000